Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Financial assets
Securities	$ 155,122	$ 149,046
Cash collateral on securities borrowed	11,573	8,547
Securities purchased under resale agreements	63,106	65,595
Loans
Residential mortgages	234,747	221,165
Credit card	10,633	11,389
Business and government	136,567	135,546
Derivative instruments	35,313	32,730
Customers' liability under acceptances	11,002	9,606
Deposits
Bank	17,140	17,011
Secured borrowings	39,194	40,151
Derivative instruments	34,121	30,508
Obligations related to securities sold short	20,269	15,963
Obligations related to securities sold under repurchase agreements	66,120	71,653
Subordinated indebtedness	5,653	5,712
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	46,543	61,570
Securities	32,848	31,800
Cash collateral on securities borrowed	11,573	8,547
Securities purchased under resale agreements	56,934	58,090
Loans
Residential mortgages	234,368	220,739
Personal	41,631	41,390
Credit card	10,048	10,722
Business and government	111,535	110,220
Customers' liability under acceptances	11,002	9,606
Other assets	19,006	15,940
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	654	948
Securities	72,772	62,576
Securities purchased under resale agreements	6,172	7,505
Loans
Residential mortgages	29	63
Business and government	23,116	23,291
Derivative instruments	35,313	32,730
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	73	117
Loans
Business and government	391	357
Financial assets at fair value through OCI [member]
Financial assets
Securities	49,429	54,553
Carrying value [member]
Financial assets
Cash and deposits with banks	47,197	62,518
Securities	155,122	149,046
Cash collateral on securities borrowed	11,573	8,547
Securities purchased under resale agreements	63,106	65,595
Loans
Residential mortgages	234,397	220,802
Personal	41,631	41,390
Credit card	10,048	10,722
Business and government	135,042	133,868
Derivative instruments	35,313	32,730
Customers' liability under acceptances	11,002	9,606
Other assets	19,006	15,940
Financial liabilities at amortised cost [member]
Deposits
Personal	200,688	199,593
Business and government	302,623	301,546
Bank	17,140	17,011
Secured borrowings	38,225	39,560
Acceptances	11,071	9,649
Cash collateral on securities lent	3,205	1,824
Obligations related to securities sold under repurchase agreements	64,195	54,617
Other liabilities	16,395	15,282
Subordinated indebtedness	5,653	5,712
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	34,121	30,508
Obligations related to securities sold short	20,269	15,963
Other liabilities	119	133
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	6,340	2,559
Business and government	10,578	9,880
Secured borrowings	969	591
Obligations related to securities sold under repurchase agreements	1,925	17,036
Other liabilities	26	9
Carrying value [member]
Deposits
Personal	207,028	202,152
Business and government	313,201	311,426
Bank	17,140	17,011
Secured borrowings	39,194	40,151
Derivative instruments	34,121	30,508
Acceptances	11,071	9,649
Obligations related to securities sold short	20,269	15,963
Cash collateral on securities lent	3,205	1,824
Obligations related to securities sold under repurchase agreements	66,120	71,653
Other liabilities	16,540	15,424
Subordinated indebtedness	5,653	5,712
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	47,197	62,518
Securities	155,577	149,599
Cash collateral on securities borrowed	11,573	8,547
Securities purchased under resale agreements	63,106	65,595
Loans
Residential mortgages	235,236	222,920
Personal	41,663	41,452
Credit card	10,048	10,722
Business and government	135,157	134,097
Derivative instruments	35,313	32,730
Customers' liability under acceptances	11,002	9,606
Other assets	19,006	15,940
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	455	553
Loans
Residential mortgages	839	2,118
Personal	32	62
Business and government	115	229
Financial liabilities at fair value [member]
Deposits
Personal	207,180	202,345
Business and government	314,165	312,279
Bank	17,140	17,011
Secured borrowings	39,543	40,586
Derivative instruments	34,121	30,508
Acceptances	11,071	9,649
Obligations related to securities sold short	20,269	15,963
Cash collateral on securities lent	3,205	1,824
Obligations related to securities sold under repurchase agreements	66,120	71,653
Other liabilities	16,540	15,424
Subordinated indebtedness	5,952	5,993
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	152	193
Business and government	964	853
Secured borrowings	349	435
Subordinated indebtedness	$ 299	$ 281